Shareholders' Equity	12 Months Ended
Dec. 31, 2018
Shareholders' Equity
Shareholders' Equity

15. Shareholders’ Equity

Stockholder Rights Plan

In 2005, the Company adopted a Rights Plan (the "2005 Rights Plan") to protect the best interests of all shareholders. The 2005 Rights Plan expired on February 22, 2015.  In order to continue to protect the best interests of our shareholders, the Company’s board of directors approved a continuation of the 2005 Rights Plan (the "2015 Rights Plan") in April 2015.  In general, the 2015 Rights Plan has substantially the same terms as the 2005 Rights Plan.  Pursuant to the 2015 Rights Plan, stockholders of SINA have rights to purchase ordinary shares of the Company at a substantial discount from those securities’ fair market value upon a person or group acquiring, without the approval of the Board of Directors, more than 10% of the Company’s ordinary shares. Any person or group who triggers the purchase right distribution becomes ineligible to participate in the Plan, causing substantial dilution of such person or group’s holdings. The 2015 Rights Plan has a record date of May 4, 2015 and will expire on April 23, 2025 unless extended by the Company’s board of directors before then.

In addition, the Company’s Board of Directors has the authority, without further action by its shareholders, to issue up to 3,750,000 preference shares in one or more series and to fix the powers and rights of these shares, including dividend rights, conversion rights, voting rights, terms of redemption and liquidation preferences, any or all of which may be greater than the rights associated with its ordinary shares. Preference shares could thus be issued quickly with terms calculated to delay or prevent a change in control or make removal of management more difficult. Similarly, the Board of Directors may approve the issuance of debentures convertible into voting shares, which may limit the ability of others to acquire control of the Company.

Shares Issuance to Management

Preferred Shares

On November 6, 2017, the Company entered into the Share Subscription Agreement  with New Wave, which held 7,944,386 ordinary shares of the Company then. Pursuant to the agreement, the Company issued to New Wave 7,150 newly created the Class A Preference Shares with 10,000 votes per share initially, at par value of US$1.00 per share. Immediately following the share issuance, New Wave’s aggregate voting power in the Company increased from approximately 11.1% to approximately 55.5%.

The following is a summary of the key terms of the Class A Preference Shares:

•	The Class A Preference Shares have no economic rights nor any right to any dividend or other distribution by the Company.

•

The Class A Preference Shares are entitled to vote on all matters submitted to a general meeting of the Company. When New Wave sells or otherwise transfers any number of Ordinary Shares held by it to a third party which is not an affiliate of New Wave, the number of votes that each Class A Preference Share is entitled to will be reduced proportionally.

•

On any resolution to elect a director where the nominee is an executive officer of the Company, the votes attaching to the Class A Preference Shares on such resolution shall not be counted if a majority of the votes cast by the holders of the Company’s ordinary shares is against the appointment of such nominee.

•

For all matters that are required to be subject to shareholder approval under Rule 5635 of the Nasdaq Stock Market Rules, New Wave shall vote the Class A Preference Shares in accordance with the Board’s recommendation to the extent the board determines to submit any such matter to shareholder approval.

•

If New Wave transfers the Class A Preference Shares to a third party which is not an affiliate of New Wave, or when New Wave ceases to be controlled by any person holding executive office in the Company, the Class A Preference Shares shall cease to have any voting right.

The Class A Preference Shares have no economic rights and no participant rights to any dividend, and as a result, the Company concluded that the transfer of economic benefits from the Company or shareholders to New Wave and the fair value of these Class A Preferred Shares was immaterial.

In-kind Distribution

On August 31, 2016 and May 26, 2017, the Company announced its planned distribution of shares of Weibo to SINA’s shareholders as of the record date on a pro rata basis, or one Weibo Share for each ten outstanding SINA ordinary shares, respectively (the “2016 Distribution” and the “2017 Distribution”). As of distribution date, the Company has distributed Class A ordinary shares of Weibo, based on the ordinary shares of SINA outstanding as of the record date.

Distribution	Record Date	Distribution Date	Distributed Share	SINA’s Ordinary Shares
2016 Distribution	September 12, 2016	October 14, 2016	7,088,116	70,881,168
2017 Distribution	June 7, 2017	July 10, 2017	7,142,148	71,421,480

The 2016 Distribution resulted in a decrease of $338.6 million in retained earnings, which was equal to the fair value of Weibo shares distributed and also led an increase of $21.9 million in the non-controlling interests related to Weibo, which represented the change in the underlying net assets related to the equity interest held by the Company in Weibo as of the declaration date. The 2017 Distribution resulted in a decrease of $554.0 million in retained earnings, which was equal to the fair value of Weibo shares distributed and also led an increase of $31.7 million in the non-controlling interests related to Weibo, which represented the change in the underlying net assets related to the equity interest held by the Company in Weibo as of the declaration date. The remaining difference has been reflected as an increase in additional paid-in capital in 2016 and 2017, respectively. As of December 31, 2018, the Company held 45.3% economic interest and 71.3% voting interest in Weibo.

2015 Share Incentive Plan

On June 29, 2007, the Company adopted the 2007 Share Incentive Plan (the “2007 Plan”), which plan was amended and restated on August 2, 2010 (the “Amended and Restated 2007 Plan”). The Amended and Restated 2007 Plan permits the granting of share options, share appreciation rights, restricted share units and restricted shares. The Amended and Restated 2007 Plan terminated on August 1, 2015. Under the 2007 Plan, a total of 10,000,000 ordinary shares of the Company are available for issuance. As of December 31, 2018, there were 155,000 options and 92,000 restricted share units outstanding under the Amended and Restated 2007 Plan.

In July, 2015, the Company adopted the 2015 Share Incentive Plan (the “2015 Plan”), which permits the granting of share options, share appreciation rights, restricted share units and restricted shares. Under the 2015 Plan, a total of 6,000,000 ordinary shares of the Company is available for issuance. The maximum number of ordinary shares available for issuance will be reduced by one share for every one share issued pursuant to a share option or share appreciation right and by 1.75 share for every one share issued as restricted shares or pursuant to a restricted shares unit. The maximum number of ordinary shares that may be granted subject to awards under the 2015 Plan during any given fiscal year will be limited to 3% of the total outstanding shares of the Company as of the end of the immediately preceding fiscal year, plus any shares remaining available under the share pool for the immediately preceding fiscal year. Share options and share appreciation rights must be granted with an exercise price of at least 110% of the fair market value on the date of grant.

Upon adoption, the 2015 Plan replaced the existing 2007 Plan and, as a result, no additional awards could be granted under the 2007 Plan. As of December 31, 2018, there were nil options and 2,065,000 restricted share units outstanding under the 2015 Plan.

Stock-Based Compensation

The following table sets stock-based compensation included in each of the accounts, including amount arising from Weibo’s incentive plan:

	Year Ended December 31,
	2016	2017	2018
	(In thousands)
Costs of revenues	$7,742	$9,257	$10,128
Sales and marketing	15,496	20,790	21,942
Product development	20,793	29,163	30,830
General and administrative	29,797	32,177	32,169
	$73,828	$91,387	$95,069

The following table sets forth the summary of number of shares available for issuance:

Shares Available
(In thousands)
January 1, 2016	5,728
Granted*	(2,456)
Cancelled/forfeited	353
Expired	(279)
December 31, 2016	3,346
Granted*	(673)
Cancelled/forfeited	320
Expired	(85)
December 31, 2017	2,908
Granted*	(2,456)
Cancelled/forfeited	128
Expired	(13)
December 31, 2018	567

* In 2016, 2017 and 2018, 1,403,000,  385,000 and 1,404,000, restricted shares units, or 2,456,000,  673,000 and 2,456,000 equivalent option shares, respectively, were granted.

Stock Option

No options were granted during the presented periods under 2015 Incentive Plan.

The following table sets forth the summary of option activities under the Company’ stock option program:

			Weighted Average
	Options	Weighted Average	Remaining	Aggregate
	Outstanding	Exercise Price	Contractual Life	Intrinsic Value
	(In thousands)		(In years)	(In thousands)
January 1, 2016	923	$44.83	3.37	$5,208
Exercised	(674)	$47.26
Cancelled/expired/forfeited	(15)	$35.69
December 31, 2016	234	$38.41	3.63	$5,226
Exercised	(26)	$35.69
Cancelled/expired/forfeited	(18)	$37.61
December 31, 2017	190	$38.86	2.56	$11,693
Exercised	(34)	$43.85
Cancelled/expired/forfeited	(1)	$35.69
December 31, 2018	155	$37.75	1.93	$2,467

Vested and expected to vest as of December 31, 2017	190	$38.86	2.56	$11,693
Exercisable as of December 31, 2017	117	$39.74	2.31	$7,063
Vested and expected to vest as of December 31, 2018	155	$37.75	1.93	$2,467
Exercisable as of December 31, 2018	153	$37.77	1.93	$2,435

The total intrinsic value of options exercised during 2016, 2017 and 2018 was $22.0 million, $1.6 million and $1.5 million, respectively. The intrinsic value is calculated as the difference between the market value on the date of exercise and the exercise price of the shares. Cash received from the exercises of stock option of the Company during 2016, 2017 and 2018 was $31.9 million, $0.9 million and $1.5 million. As reported by the NASDAQ Global Selected Market, the Company’s ending stock price as of December 31, 2017 and 2018 was $100.31 and $53.64, respectively.

As of December 31, 2017 and 2018, there was $1.2 million and $0.02 million of unrecognized compensation cost, adjusted for estimated forfeitures, related to non-vested stock options granted to the Company’s employees and directors, respectively. Total unrecognized compensation cost is expected to be recognized over a weighted-average period of 0.04 years as of December 31, 2018. Total unrecognized compensation cost may be adjusted for future changes in estimated forfeitures.

Information regarding the stock options outstanding as of December 31, 2017 and 2018 are summarized below:

		Weighted		Weighted	Weighted Average
	Options	Average	Options	Average	Remaining
Range of Exercise Prices	Outstanding	Exercise Price	Exercisable	Exercise Price	Contractual Life
	(In thousands)		(In thousands)		(In years)
As of December 31, 2017
$35.69 - $35.69	36	$35.69	13	$35.69	3.04
$38.27 - $38.27	124	$38.27	74	$38.27	2.90
$45.13 - $45.13	30	$45.13	30	$45.13	0.55
	190	$38.86	117	$39.74	2.56

As of December 31, 2018
$35.69 - $35.69	31	$35.69	29	$35.69	2.04
$38.27 - $38.27	124	$38.27	124	$38.27	1.90
	155	$37.75	153	$37.77	1.93

Restricted Share Units

Summary of Service-Based Restricted Share Units

The following table sets forth the summary of service-based restricted share unit (“RSU”) activities:

		Weighted-Average
		Grant Date
	Shares Granted	Fair Value
	(In thousands)
January 1, 2016	1,967	$40.85
Awarded*	1,384	$49.89
Vested	(754)	$42.91
Cancelled/forfeited	(192)	$40.10
December 31, 2016	2,405	$45.47
Awarded*	365	$75.05
Vested	(905)	$45.45
Cancelled/forfeited	(165)	$44.57
December 31, 2017	1,700	$51.92
Awarded*	1,383	$77.67
Vested	(874)	$48.44
Cancelled/forfeited	(64)	$57.78
December 31, 2018	2,145	$69.76

*24,000,  20,000 and 25,000 RSUs were granted to non-employee directors in 2016, 2017 and 2018, respectively.

As of December 31, 2017 and 2018, there was $77.5 million and $118.2 million of unrecognized compensation cost, adjusted for estimated forfeitures, related to non-vested, service-based RSUs granted to the Company’s employees and non-employee directors, which is expected to be recognized over a weighted-average period of 2.3 years and 3.0 years respectively. The total fair value based on the respective vesting dates of the restricted share units vested was $43.6 million, $92.2 million and $69.7 million during the years ended December 31, 2016, 2017 and 2018, respectively.

The following table sets forth a summary of performance-based RSU activities for the years ended December 31, 2016, 2017 and 2018:

		Weighted-Average
		Grant Date
	Shares Granted	Fair Value
	(In thousands)
January 1, 2016	—	$—
Awarded	19	$47.47
Cancelled/forfeited	(1)	$47.47
December 31, 2016	18	$47.47
Awarded	19	$65.18
Vested	(15)	$47.47
Cancelled/forfeited	(8)	$58.51
December 31, 2017	14	$65.18
Awarded	21	$102.88
Vested	(12)	$65.18
Cancelled/forfeited	(11)	$98.10
December 31, 2018	12	$101.86

As of December 31, 2016, 2017 and 2018, all performance-based restricted shares granted but not cancelled had been fully vested.

Weibo’s Stock-Based Compensation

In August 2010, the Company’s subsidiary Weibo Corporation adopted the 2010 Share Incentive Plan (the “2010 Weibo Incentive Plan”), which has a term of ten years and permits the granting of options, share appreciation rights, restricted share units and restricted shares of Weibo to employees, directors and consultants of Weibo and its affiliates. Under the plan, a total of 35 million ordinary shares were initially reserved for issuance. The maximum number of ordinary shares available for issuance will be reduced by one share for every one share issued pursuant to a share option or share appreciation right and by 1.75 share for every one share issued as restricted share or pursuant to a restricted share unit. No options were granted during the periods presented. In March 2014, Weibo’s shareholders adopted the 2014 Share Incentive Plan (the “2014 Plan”), which has a term of ten years. At the same time, the 2010 Weibo Incentive Plan was terminated and all remaining shares were forwarded to the 2014 Plan. Initially, the 2014 Plan were funded by the remaining 4,647,872 shares from the 2010 Share Incentive Plan and another 1,000,000 new added shares and by 1 share for every one share issued as restricted share or pursuant to a restricted share unit. On January 1, 2015, shares in the 2014 Plan was allowed a one-time increase in the amount equal to 10% of the total number of Weibo shares issued and outstanding on a fully-diluted basis as of December 31, 2014 (“One-time Addition”). The ordinary shares for issuance under the 2014 plan are on one-for-one basis for each share issued as restricted shares or pursuant to a restricted share unit. Weibo intends to use such share incentive plan to attract and retain employee talent.

The following table sets forth the stock-based compensation included in each of the relevant accounts arising from Weibo’s incentive plan:

	Year Ended December 31,
	2016	2017	2018
	(In thousands)
Cost of revenues	$2,616	$3,716	$3,522
Sales and marketing	5,357	8,264	6,837
Product development	15,076	21,879	21,187
General and administrative	13,853	14,178	9,465
	$36,902	$48,037	$41,011

Stock compensation expenses related to the grants for Weibo were $36.9 million, $48.0 million and $41.0 million in 2016, 2017 and 2018, respectively, which were amortized over four years on a straight-line basis.

The following table sets forth a summary of the number of shares available for issuance under Weibo’s incentive plan:

Shares Available
(In thousands)
January 1, 2016	20,217
Granted	(1,917)
Cancelled/expired/forfeited	578
December 31, 2016	18,878
Granted	(736)
Cancelled/expired/forfeited	398
December 31, 2017	18,540
Granted	(1,597)
Cancelled/expired/forfeited	350
December 31, 2018	17,293

The following table sets forth a summary of option activities under Weibo’ stock option program:

			Weighted Average
	Options	Weighted Average	Remaining	Aggregate
	Outstanding	Exercise Price	Contractual Life	Intrinsic Value
	(In thousands)		(In years)	(In thousands)
January 1, 2016	6,303	$1.26	2.4	$114,975
Exercise	(3,625)	$1.10
Cancelled/expired/forfeited	(91)	$3.37
December 31, 2016	2,587	$1.41	1.6	$101,403
Exercise	(2,122)	$1.04
Cancelled/expired/forfeited	(28)	$0.68
December 31, 2017	437	$3.24	2.0	$43,800
Exercise	(248)	$3.14
Cancelled/expired/forfeited	(5)	$1.16
December 31, 2018	184	$3.45	1.5	$10,089

Vested and expected to vest as of December 31, 2017	437	$3.24	2.0	$43,800
Exercisable as of December 31, 2017	437	$3.24	2.0	$43,800
Vested and expected to vest as of December 31, 2018	184	$3.45	1.5	$10,089
Exercisable as of December 31, 2018	184	$3.45	1.5	$10,089

No options were granted in the years ended December 31, 2016, 2017 and 2018. The total intrinsic value of options exercised for the years ended December 31, 2016, 2017 and 2018 was $129.3 million,  $135.2 million and $25.6 million, respectively. The intrinsic value is calculated as the difference between the market value on the date of exercise and the exercise price of the shares. Cash received from the exercises of stock option for Weibo during the years ended December 31, 2016, 2017 and 2018 was $4.2 million, $2.3 million and $0.8 million, respectively. As reported by the NASDAQ Global Selected Market, the Company’s ending stock price as of December 31, 2017 and 2018 was $103.46 and $58.43, respectively.

All unrecognized compensation cost, adjusted for estimated forfeitures, related to non-vested stock options granted to Weibo’s employees and directors has been fully amortized in 2017.

Information regarding stock options of Weibo outstanding is summarized below:

		Weighted		Weighted	Weighted Average
	Options	Average	Options	Average	Remaining
Range of Exercise Prices	Outstanding	Exercise Price	Exercisable	Exercise Price	Contractual Life
	(In thousands)		(In thousands)		(In years)
As of December 31, 2017
$ 0.96 - $1.80	31	$0.97	31	$0.97	0.2
$ 3.25 - $3.36	179	$3.33	179	$3.33	1.4
$ 3.43 - $3.50	227	$3.48	227	$3.48	2.6
	437	$3.24	437	$3.24	2.0

As of December 31, 2018
$ 3.25 - $3.36	32	$3.30	32	$3.30	0.8
$ 3.43 - $3.50	152	$3.48	152	$3.48	1.7
	184	$3.45	184	$3.45	1.5

Weibo’s Restricted Share Units

The following table sets forth the summary of service-based restricted share unit activities for Weibo:

		Weighted-Average
	Shares	Grant Date
	Granted	Fair Value
	(In thousands)
As at January 1, 2016	6,501	$13.98
Awarded	1,806	$24.94
Vested	(2,274)	$14.73
Cancelled/forfeited	(575)	$14.58
As at December 31, 2016	5,458	$17.23
Awarded	581	$62.87
Vested	(2,406)	$17.01
Cancelled/forfeited	(366)	$17.72
As at December 31, 2017	3,267	$25.45
Awarded	1,406	$68.18
Vested	(1,757)	$21.59
Cancelled/forfeited	(160)	$44.00
As at December 31, 2018	2,756	$48.62

As of December 31, 2018, unrecognized compensation cost, adjusted for estimated forfeitures and related to non-vested, service-based restricted share units granted to Weibo’s employees and directors, was $112.5 million. The unrecognized compensation cost is expected to be recognized over a weighted-average period of 3.5 years. The total fair value based on the vesting date of the restricted share units vested was $33.5 million, $40.9 million and $37.9 million during the years ended December 31, 2016, 2017 and 2018, respectively.

Weibo’s Summary of Performance-Based RSUs

The following table sets forth a summary of Weibo’s performance-based RSU activities for the year ended December 31, 2016, 2017 and 2018:

		Weighted-Average
		Grant Date
	Shares Granted	Fair Value
	(In thousands)
January 1, 2016	—	$—
Awarded	111	$27.00
Cancelled/forfeited	(3)	$27.00
December 31, 2016	108	$27.00
Awarded	155	$50.45
Vested	(102)	$27.00
Cancelled/forfeited	(32)	$46.42
December 31, 2017	129	$50.32
Awarded	191	$86.63
Vested	(126)	$50.32
Cancelled/forfeited	(190)	$86.90
December 31, 2018	4	$87.14

As of December 31, 2017 and 2018, there was $0.7 million and $0.02 million unrecognized compensation cost related to performance-based restricted share units granted to Weibo’s employees, respectively.